Summarised financial information - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jul. 28, 2020	Jun. 30, 2020
Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes		$ 7,700.0	$ 7,700.0	$ 8,900.0
Lorillard Inc
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes		$ 40.9	$ 40.9	$ 40.9
Registered BATCAP Bonds in Connection with Shelf Registration
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes	$ 10,650.0
Registered BATIF Bonds in Connection with the Acquisition of RAI
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes	$ 1,500.0
Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Outstanding long-term debt	10.00%
Reynolds American Inc. | Registered BATCAP Bonds in Connection with the Acquisition of RAI
Disclosure Of Summarised Financial Information [Line Items]
Bonds Issued, registered portion	$ 12,350.0